INCOME TAXES - Current and deferred components of the income tax expense (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current and deferred components of the income tax expense
Current tax	¥ 17,998		¥ 25,439	¥ 42,758		¥ 245,397	¥ 376,177
Deferred tax	0		(7,565)	495,546		(419,994)	26,226
Total	¥ 17,998	$ 2,788	¥ 17,874	¥ 538,322	$ 83,375	¥ (174,597)	¥ 402,403